Financial instruments - Fair values and risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 6,856.1	€ 7,147.2	€ 6,915.6
Derivative financial instruments	(346.7)	(1,585.5)	(217.3)
Derivatives and Non derivatives, contractual undiscounted cash flows	7,004.8	7,338.9	7,157.8
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(292.1)	(1,400.4)	(106.0)
Derivatives and Non derivatives, contractual undiscounted cash flows	3,879.7	3,368.4	3,152.8
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	901.1	1,011.9	1,243.9
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	917.9	873.1	976.2
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,245.0	875.2	883.2
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	61.1	1,210.3	901.7
Long and short term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,116.2	5,077.4	5,426.8
Non-derivative financial liabilities, undiscounted cash flows	4,300.1	5,267.0	5,670.1
Long and short term debt and lease liabilities | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,177.6	1,345.7	1,853.8
Long and short term debt and lease liabilities | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	894.9	962.7	1,103.9
Long and short term debt and lease liabilities | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	918.0	873.1	949.6
Long and short term debt and lease liabilities | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,245.2	875.2	861.0
Long and short term debt and lease liabilities | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	64.4	1,210.3	901.8
Lease liabilities - right of use
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	206.3	138.3	183.1
Non-derivative financial liabilities, undiscounted cash flows	233.4	142.0	189.0
Lease liabilities - right of use | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	51.1	59.2	56.3
Lease liabilities - right of use | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	45.0	52.2	54.6
Lease liabilities - right of use | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	37.0	26.6	49.7
Lease liabilities - right of use | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	35.9	3.0	24.5
Lease liabilities - right of use | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	64.4	1.0	3.9
Lease liabilities - right of use | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 206.3	€ 138.3	€ 183.1
Interest rate percentage	4.37%	2.33%	2.39%
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 43.2	€ 56.9	€ 52.5
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38.4	51.0	53.8
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31.8	26.2	48.1
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	32.2	3.1	24.8
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	60.7	1.1	3.9
Long and short term debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,159.9	4,168.4	4,428.0
Non-derivative financial liabilities, undiscounted cash flows	€ 3,284.4	€ 4,341.5	€ 4,646.7
Long and short term debt | Fixed rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.39%	1.35%	1.40%
Long and short term debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 1,100.6	€ 1,260.1	€ 1,746.7
Long and short term debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	93.5	904.8	1,022.8
Long and short term debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	881.0	95.1	894.2
Long and short term debt | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,209.3	872.2	85.1
Long and short term debt | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		1,209.3	897.9
Long and short term debt | Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750.0	770.7	815.7
Non-derivative financial liabilities, undiscounted cash flows	€ 782.3	€ 783.5	€ 834.4
Long and short term debt | Floating rate | Average
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	3.45%	0.73%	0.70%
Long and short term debt | Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 25.9	€ 26.4	€ 50.8
Long and short term debt | Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	756.4	5.7	26.5
Long and short term debt | Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		751.4	5.7
Long and short term debt | Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			751.4
Foreign currency forward contract outflows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48.0	31.0	65.8
Derivatives, contractual undiscounted cash flows	3,658.2	496.8	3,181.9
Foreign currency forward contract outflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	3,281.4	496.8	2,718.7
Foreign currency forward contract outflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	245.1		428.7
Foreign currency forward contract outflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	10.6		8.9
Foreign currency forward contract outflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	10.0		22.9
Foreign currency forward contract outflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	111.1		2.7
Foreign currency forward contract inflows
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(3,645.4)	(463.7)	(3,117.2)
Foreign currency forward contract inflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(3,263.2)	(463.7)	(2,662.8)
Foreign currency forward contract inflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(246.9)		(418.7)
Foreign currency forward contract inflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(10.7)		(9.1)
Foreign currency forward contract inflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(10.2)		(23.8)
Foreign currency forward contract inflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	(114.4)		(2.8)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	349.8	7.6	19.8
Derivatives, contractual undiscounted cash flows	349.8	7.6	19.8
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	341.8	7.6	19.8
Commodity forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	8.0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,065.5	1,078.2	515.9
Non-derivative financial liabilities, undiscounted cash flows	1,065.5	1,078.2	515.9
Trade payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,065.5	1,029.0	336.0
Trade payables | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		49.2	130.0
Trade payables | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			26.8
Trade payables | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			23.1
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,276.6	953.0	887.3
Non-derivative financial liabilities, undiscounted cash flows	1,276.6	953.0	887.3
Accrued expenses | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,276.6	953.0	887.3
Debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 3,159.9	€ 4,168.4	€ 4,428.0
Interest rate percentage	1.39%	1.35%	1.50%
Debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,056.7	€ 1,203.8	€ 1,680.9
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58.3	859.9	977.6
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	846.1	59.8	860.2
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,198.8	847.0	60.3
Debt | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		€ 1,197.9	€ 849.0